ACR Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 78.2%
	COMMUNICATIONS — 12.0%
17,500	EchoStar Corp. - Class A*	$1,512,700
284,500	Liberty Global Ltd. - Class A*[1]	3,058,375
17,839	Liberty Latin America Ltd. - Class C*[1]	152,523
95,000	People, Inc.*	3,636,600
430,000	Vodafone Group PLC[1,2]	6,897,200
20,000	Ziff Davis, Inc.*	1,103,000
		16,360,398
	CONSUMER DISCRETIONARY — 11.6%
63,800	General Motors Co.[2]	5,507,216
1,100,000	JD Sports Fashion PLC	1,275,583
6,500	Lennar Corp.	534,690
58,500	Magna International, Inc.[1]	3,835,845
184,000	Opmobility	2,692,526
10,000	Thor Industries, Inc.	760,000
310,000	Vistry Group PLC*	1,250,879
		15,856,739
	CONSUMER STAPLES — 6.0%
2,200,000	Budweiser Brewing Co. APAC Ltd.[3]	1,679,112
20,000	Dollar General Corp.	2,535,000
152,136	Naked Wines PLC*	138,943
42,000	Premium Brands Holdings Corp.	2,403,939
26,000	Tyson Foods, Inc. - Class A	1,433,640
		8,190,634
	ENERGY — 2.5%
8,000	Chevron Corp.	1,649,120
125,000	Comstock Resources, Inc.*	1,803,750
		3,452,870
	FINANCIALS — 15.3%
250,000	Barclays PLC[1,2]	6,660,000
36,000	Citigroup, Inc.[2]	4,738,320
1,800	Fairfax Financial Holdings Ltd.[1,2]	2,926,389
10,000	Jefferies Financial Group, Inc.	526,400
70,000	Power Corp. of Canada	4,638,384
20,000	Southern Missouri Bancorp, Inc.	1,471,800
		20,961,293
	INDUSTRIALS — 15.6%
39,000	DCC PLC	3,350,248
1,305,237	Eurocell PLC	2,140,023
20,000	Eurofins Scientific S.E.	1,683,315
9,500	FedEx Corp.	3,110,300

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
143,007	ISS A/S	$6,401,363
38,000	Sodexo S.A.	2,551,133
29,400	Sunbelt Rentals Holdings, Inc.	2,089,280
		21,325,662
	MATERIALS — 4.0%
200,000	Azelis Group N.V.	2,889,070
80,000	Winpak Ltd.	2,539,682
		5,428,752
	REAL ESTATE — 0.5%
133,898	Five Point Holdings LLC - Class A*	680,202
	TECHNOLOGY — 10.7%
10,000	Accenture PLC - Class A1	1,897,600
13,000	Arrow Electronics, Inc.*	2,657,590
15,000	Dell Technologies, Inc. - Class C	6,840,150
6,500	Microsoft Corp.	3,297,385
		14,692,725
	TOTAL COMMON STOCKS
	(Cost $70,829,439)	106,949,275

Principal Amount
	CORPORATE BONDS — 1.2%
	UNKNOWN NEW BLOOMBERG SECTOR — 1.2%
$3,000,000	Braskem Netherlands Finance B.V. 8.000%, 10/15/2034 12:00:00 AM1,3,4	1,687,500
	TOTAL CORPORATE BONDS
	(Cost $1,738,097)	1,687,500

Number of Shares
	EXCHANGE-TRADED FUNDS — 5.0%
68,000	iShares 0-3 Month Treasury Bond ETF	6,846,920
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,838,621)	6,846,920
	PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.0%
1,783	Liberty Latin America Ltd.[1,4]	37,586
	ENERGY — 0.2%
3,201	EPI Preferred Holdings, Inc.*[5,6,7]	288,120
	TOTAL PREFERRED STOCKS
	(Cost $226,218)	325,706

ACR Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 10.8%
	United States Treasury Bill
$5,000,000	0.000%, 12/10/2026	4,947,915
10,000,000	0.000%, 1/21/2027	9,849,370
		14,797,285
	TOTAL U.S. TREASURY BILLS
	(Cost $14,795,104)	14,797,285
	SHORT-TERM INVESTMENTS — 4.4%
$5,990,384	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[8]	5,990,384
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,990,384)	5,990,384
	TOTAL INVESTMENTS — 99.8%
	(Cost $100,417,863)	136,597,070
	Other Assets in Excess of Liabilities — 0.2%	265,418
	TOTAL NET ASSETS — 100.0%	$136,862,488

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $15,338,419, which represents 11.2% of total net assets of the Fund.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,366,612 which represents 2.5% of total net assets of the Fund.
[4]Callable.
[5]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[6]Post-reorganization assets.
[7]Security in a privately owned company.
[8]The rate is the annualized seven-day yield at period end.